Cash, Cash Equivalents, and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, and Marketable Securities [Abstract]
Schedule of cash and cash equivalents
	2022
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$3,519,674	$3,519,674	$3,519,674
Treasury bills and money market funds	Demand	333,649,605	333,649,605	333,649,605
		$337,169,279	$337,169,279	$337,169,279
	2021
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$2,847,375	$2,847,375	$2,847,375
Treasury bills and money market funds	Demand	44,000,000	44,000,000	44,000,000
		$46,847,375	$46,847,375	$46,847,375